Trade and Other Receivables - Summary of Movements in Loss Allowance for Expected Credit Losses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
At start of year	£ 87	£ 79
Charge for the year	8	14
Trade receivables written off	(4)	(8)
Exchange translation differences	(3)	2
At end of year	£ 88	£ 87